UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2015

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Municipal Bond Market Overview	3
Franklin California High Yield Municipal Fund	5
Franklin Tennessee Municipal Bond Fund	12
Financial Highlights and Statement of Investments	18
Financial Statements	38
Notes to Financial Statements	41
Shareholder Information	49

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

franklintempleton.com

Semiannual Report

Municipal Bond Market Overview

During the six-month reporting period ended November 30, 2015, municipal bonds performed better than both the U.S. Treasury market and the U.S. stock market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +2.37% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, posted a +0.08% total return, and stocks, as measured by the Standard & Poor’s® 500 Index, fell 0.21%.1 Each market experienced volatility primarily due to uncertainty regarding the timing and magnitude of an interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

The financial markets reflected investor uncertainty about when the Fed might begin raising interest rates after it removed the word “patient” from its statement on interest rate policy. During the period, the Fed kept its target rate at 0%–0.25%. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions, and we would expect to see some volatility until the markets have more clarity surrounding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as they turned slightly negative through September and returned to positive in October. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a -0.18% total return over the reporting period, as measured by the Barclays Municipal High Yield Index.1 Overall new issuance for the period was strong with more than $162 billion in bonds coming to the market; however, overall net supply was offset by more than $205 billion in bonds either maturing or being called out of the market.2

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances.

These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and Standard & Poor’s repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the Commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. Congress.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to partial defaults by Puerto Rico’s Public Finance Corporation on its debt service payments beginning on August 3, 2015. The uncertainty arising from these recent actions led to price volatility among several Puerto Rico municipal bond issues.

In September, Governor Garcia Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. Franklin Templeton has been a member of a creditors’ committee (Ad Hoc Group) made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. On November 5, 2015, a Restructuring Support Agreement was signed. The agreement, which is subject to various conditions and approvals, provides for the Ad Hoc Group to exchange its bonds at 85 cents on the dollar into a new “securitization” bond. There are still many details that need to be resolved, and the formulation of the exchange offer

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: Goldman Sachs Securities Division, Bloomberg.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com

Semiannual Report 3

and necessary legislation may take several months. However, we are satisfied that implementation of this agreement would allow PREPA to provide reliable and lower cost service, fund its capital needs for the medium term, ensure environmental compliance, diversify generation resources to include more natural gas and provide jobs.

We believe the PREPA agreement demonstrates how the combination of pursuing our legal rights and engaging in negotiations can achieve positive results, avoiding costly lawsuits or bankruptcy proceedings. The market viewed this agreement as positive, and as of this writing, PREPA bonds were trading at prices from about 50 to 65 cents on the dollar.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4 Semiannual Report

franklintempleton.com

Franklin California High Yield Municipal Fund

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities in any rating category, including higher yielding, lower rated securities, that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with its principal goal.

Credit Quality Breakdown*
11/30/15
% of Total
Ratings	Investments
AAA	1.16%
AA	20.94%
A	23.55%
BBB	12.42%
Below Investment Grade	17.63%
Refunded	4.46%
Not Rated	19.84%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, rose from $10.65 on May 31, 2015, to $10.73 on November 30, 2015. The Fund’s Class A shares paid dividends totaling 21.40 cents per share for the reporting period.2 The Performance Summary beginning on page 8 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.80% based on an annualization of November’s 3.55 cent per share monthly dividend and the maximum offering price of $11.21 on November 30, 2015. An investor in the 2015 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.73% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Dividend Distributions*
6/1/15–11/30/15
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	3.60	3.12	3.69
July	3.60	3.12	3.69
August	3.55	3.07	3.64
September	3.55	3.08	3.63
October	3.55	3.08	3.63
November	3.55	3.08	3.63
Total	21.40	18.55	21.91

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

During the past six months, California’s large and diverse economy continued to strengthen as the state’s financial position, declining debt and employment opportunities improved. Unemployment fell each month during the period

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 21.

franklintempleton.com

Semiannual Report 5

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

from 6.4% in May to 5.7% at period-end, although it was still above the 5.0% national rate.3 The state gained jobs in various sectors with the largest increases including professional and business services; trade, transportation, and utilities; education and health services; and leisure and hospitality along with healthy increases in the government sector. The state’s strong housing market, which had been growing since early 2014, moderated slightly during the period as home sales and median prices declined.

In June 2015, California’s revised fiscal year 2016 budget was enacted and included general fund spending for K-12 schools and community colleges, a new program to assist the state’s lowest income workers, an expansion of Medi-Cal health care coverage, further funding of the state’s emergency drought response plan, and continued support of current tuition levels for the state’s undergraduate students. Additionally, as Califor-nia’s economy strengthened, the enacted budget supported the state’s Rainy Day Fund, which plans to have a total balance of $3.5 billion by the end of 2016.

Portfolio Breakdown
11/30/15
% of Total
Investments*
Tax-Supported	27.1%
General Obligation	14.8%
Transportation	14.0%
Hospital & Health Care	13.1%
Utilities	7.5%
Higher Education	5.7%
Refunded**	5.4%
Other Revenue	5.1%
Subject to Government Appropriations	4.1%
Housing	3.0%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

California’s net tax-supported debt was $2,407 per capita and 5.1% of personal income, compared with the $1,012 and 2.5% national medians.4 Independent credit rating agency Standard & Poor’s (S&P) raised its rating of California’s general obligations bonds from A+ to AA- and affirmed California’s stable outlook.5 The rating revision reflected S&P’s view of the state’s diverse and strengthening economy as well as the recent enactment of the state’s fiscal year 2016 budget. In particular, S&P cited the state’s budget plans, forecasts for strong reserves and the reduction of general fund debt-like obligations by the end of fiscal year 2016 as strong indicators for California’s economy. However, California has some challenges, and consequently S&P also cited risks for a stock market correction and the state’s tendency for revenue volatility coupled with the inability to respond fluidly with midyear corrective budget action. The outlook reflected S&P’s view of the state’s finances, which have been brought into structural alignment, where recurring revenues support the state’s ongoing expenditure base.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, and may invest in municipal securities in any rating category. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.

6 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

Semiannual Report 7

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/15	5/31/15	Change
A (FCAMX)	$10.73	$10.65	+$0.08
C (FCAHX)	$10.80	$10.72	+$0.08
Advisor (FVCAX)	$10.75	$10.67	+$0.08

Distributions[1] (6/1/15–11/30/15)
	Dividend
Share Class	Income
A	$0.2140
C	$0.1855
Advisor	$0.2191

See page 10 for Performance Summary footnotes.

8 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

Performance as of 11/30/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (12/31/15)[4]	Operating Expenses[5]
A				0.63%
6-Month	+2.79%	-1.55%
1-Year	+5.07%	+0.62%	+0.82%
5-Year	+45.11%	+6.81%	+7.65%
10-Year	+69.86%	+4.98%	+4.99%
C				1.18%
6-Month	+2.50%	+1.50%
1-Year	+4.47%	+3.47%	+3.64%
5-Year	+41.18%	+7.14%	+7.99%
10-Year	+60.85%	+4.87%	+4.88%
Advisor[6]				0.53%
6-Month	+2.84%	+2.84%
1-Year	+5.17%	+5.17%	+5.35%
5-Year	+45.90%	+7.85%	+8.70%
10-Year	+71.61%	+5.55%	+5.56%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]	Standardized Yield[8]
A	3.80%	7.73%	2.95%	6.00%
C	3.42%	6.96%	2.54%	5.17%
Advisor	4.05%	8.24%	3.17%	6.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

franklintempleton.com

Semiannual Report 9

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower rated bonds include higher risk of default and loss of principal. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the current Fund’s prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 11/15/06, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 11/15/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/15/06, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 11/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 60.57% and
5.38%.
7. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
11/30/15.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and California state personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The 30-day standardized yield for the 30 days ended 11/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

10 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
A
Actual	$1,000	$1,027.90	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.90	$3.13
C
Actual	$1,000	$1,025.00	$5.92
Hypothetical (5% return before expenses)	$1,000	$1,019.15	$5.91
Advisor
Actual	$1,000	$1,028.40	$2.64
Hypothetical (5% return before expenses)	$1,000	$1,022.40	$2.63

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com

Semiannual Report 11

Franklin Tennessee Municipal Bond Fund

This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.1

Credit Quality Breakdown*
11/30/15
% of Total
Ratings	Investments
AAA	2.86%
AA	64.99%
A	12.05%
BBB	4.36%
Below Investment Grade	3.81%
Refunded	10.87%
Not Rated	1.06%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, declined from $11.38 on May 31, 2015, to $11.30 on November 30, 2015. The Fund’s Class A shares paid dividends totaling 19.85 cents per share for the reporting period.2 The Performance Summary beginning on page 15 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.41%. An investor in the 2015 maximum combined effective federal and Tennessee personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.44% from a taxable investment to match the Fund’s Class A tax-free distribution rate.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Dividend Distributions*
6/1/15–11/30/15
Dividend per Share (cents)
Month	Class A
June	3.30
July	3.30
August	3.30
September	3.30
October	3.30
November	3.35
Total	19.85

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

State Update

Tennessee’s diverse economy improved moderately during the six months under review as the state’s conservative fiscal management supported the replenishment of reserves, which had suffered during the recent recession. Employment increased during the period as unemployment rates fell slightly from 5.8% in May to 5.6% at period end.3 The state gained jobs in most sectors with the largest contributors in professional and business services; trade, transportation and utilities; and financial activities.

The state’s fiscal year 2016 budget includes directing funds to support education and economic development, property tax

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 35.

12 Semiannual Report

franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

relief for the elderly and veterans, a phasing out of the state’s inheritance tax and pay increases for the state’s educational instructors. Additionally, the budget plans to direct surplus to the state’s Rainy Day Fund. Tennessee has historically been a low-debt state and it continued this trend with recent debt levels at 0.8% of personal income and $324 per capita, compared with the national medians of 2.6% and $1,054.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating on the state’s general obligation bonds and revised its stable outlook to positive.5 The rating reflected S&P’s view of the state’s short- and long-term financial performance improvements supported by growing reserves and positive year-to-date performance at the end of October. S&P further cited the state’s continuous sound management of its long-term liabilities. The outlook reflected S&P’s view of the state’s improved financial performance, which S&P cited as possibly leading to improved financial flexibility and reserves.

Portfolio Breakdown
11/30/15
% of Total
Investments*
Utilities	27.7%
Refunded**	17.8%
Hospital & Health Care	15.9%
Higher Education	14.0%
General Obligation	8.2%
Other Revenue	5.7%
Transportation	5.1%
Housing	3.4%
Tax-Supported	2.2%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a small portion of its assets in Puerto Rico bonds, which experienced declines over the period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as creditworthiness and low default rates, remained stable.

4. Source: Moody’s Investors Service, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate S&P’s rating of the Fund.

franklintempleton.com

Semiannual Report 13

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Thank you for your continued participation in

Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 Semiannual Report

franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/15	5/31/15		Change
A (FRTIX)	$11.30	$11.38	-$	0.08

Distributions[1] (6/1/15–11/30/15)
	Dividend
Share Class	Income
A	$0.1985

See page 16 for Performance Summary footnotes.

franklintempleton.com

Semiannual Report 15

FRANKLIN TENNESSEE MUNICIPAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 11/30/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge.

	Cumulative	Average Annual	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (12/31/15)[4]	Operating Expenses[5]
A				0.72%
6-Month	+1.06%	-3.28%
1-Year	+1.42%	-2.87%	-2.86%
5-Year	+21.83%	+3.14%	+3.69%
10-Year	+47.72%	+3.53%	+3.52%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]	Standardized Yield[7]
A	3.41%	6.44%	1.75%	3.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the current 3.35 cent per share November dividend and the maximum offering price of $11.80 per share on 11/30/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and Tennessee state personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 11/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

16 Semiannual Report

franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
A
Actual	$1,000	$1,010.60	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,021.45	$3.59

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.71%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

franklintempleton.com

Semiannual Report 17

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights
Franklin California High Yield Municipal Fund
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$10.65	$10.42	$10.59	$10.40	$9.07	$9.40
Income from investment operations[a]:
Net investment income[b]	0.21	0.44	0.49	0.46	0.49	0.50
Net realized and unrealized gains (losses)	0.08	0.24	(0.18)	0.17	1.34	(0.33)
Total from investment operations	0.29	0.68	0.31	0.63	1.83	0.17
Less distributions from net investment income.	(0.21)	(0.45)	(0.48)	(0.44)	(0.50)	(0.50)
Net asset value, end of period	$10.73	$10.65	$10.42	$10.59	$10.40	$9.07

Total return[c]	2.79%	6.63%	3.22%	6.10%	20.65%	1.93%

Ratios to average net assets[d]
Expenses	0.62%	0.63%	0.63%	0.61%	0.62%	0.62%
Net investment income	4.02%	4.17%	4.95%	4.31%	5.05%	5.47%

Supplemental data
Net assets, end of period (000’s)	$1,332,145	$1,294,192	$1,203,532	$1,330,444	$1,238,396	$979,093
Portfolio turnover rate	7.31%	11.98%	22.26%	5.47%	6.67%	17.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN MUNICIPAL SECURITIES TRUST
				FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$10.72	$10.49	$10.65	$10.46	$9.13	$9.45
Income from investment operations[a]:
Net investment income[b]	0.19	0.39	0.44	0.40	0.44	0.46
Net realized and unrealized gains (losses)	0.08	0.23	(0.18)	0.17	1.33	(0.33)
Total from investment operations	0.27	0.62	0.26	0.57	1.77	0.13
Less distributions from net investment income.	(0.19)	(0.39)	(0.42)	(0.38)	(0.44)	(0.45)
Net asset value, end of period	$10.80	$10.72	$10.49	$10.65	$10.46	$9.13

Total return[c]	2.50%	6.01%	2.74%	5.48%	19.86%	1.46%

Ratios to average net assets[d]
Expenses	1.17%	1.18%	1.18%	1.16%	1.17%	1.17%
Net investment income	3.47%	3.62%	4.40%	3.76%	4.50%	4.92%

Supplemental data
Net assets, end of period (000’s)	$334,692	$326,456	$278,775	$322,824	$293,895	$229,667
Portfolio turnover rate	7.31%	11.98%	22.26%	5.47%	6.67%	17.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN MUNICIPAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$10.67	$10.44	$10.61	$10.41	$9.09	$9.42
Income from investment operations[a]:
Net investment income[b]	0.22	0.45	0.50	0.47	0.50	0.52
Net realized and unrealized gains (losses)	0.08	0.24	(0.18)	0.18	1.33	(0.34)
Total from investment operations	0.30	0.69	0.32	0.65	1.83	0.18
Less distributions from net investment income.	(0.22)	(0.46)	(0.49)	(0.45)	(0.51)	(0.51)
Net asset value, end of period	$10.75	$10.67	$10.44	$10.61	$10.41	$9.09

Total return[c]	2.84%	6.73%	3.32%	6.30%	20.60%	2.03%

Ratios to average net assets[d]
Expenses	0.52%	0.53%	0.53%	0.51%	0.52%	0.52%
Net investment income	4.12%	4.27%	5.05%	4.41%	5.15%	5.57%

Supplemental data
Net assets, end of period (000’s)	$521,331	$474,392	$315,131	$303,904	$241,123	$137,191
Portfolio turnover rate.	7.31%	11.98%	22.26%	5.47%	6.67%	17.86%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin California High Yield Municipal Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b]1155 Island Avenue LLC, LP.	7,830,849	$611,323

	Principal
	Amount

Corporate Bonds (Cost $3,993,733) 0.2%
Consumer Discretionary 0.2%
[b,c]1155 Island Avenue LLC, PIK, 10.00%, 12/11/24.	$3,993,733	3,996,728
Municipal Bonds 90.4%
California 86.5%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	7,500,000	8,501,700
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,356,970
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,970,000	2,971,485
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,245,000	3,567,456
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,995,000	2,017,763
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,665,000	1,678,986
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn.,
8/01/31	5,735,000	2,404,972
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn.,8/01/42	10,000,000	2,140,200
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%,
4/01/53.	15,000,000	16,796,250
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	794,282
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,474,800
Series C, 5.45%, 9/01/27	6,435,000	6,436,673
Series C, 5.50%, 9/01/29	855,000	864,396
Series C, 5.50%, 9/01/35	5,030,000	5,055,440
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,279,643
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,475,950
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46.	3,000,000	2,895,030
California School Finance Authority School Facility Revenue,
Green Dot Public School Project, Series A, 5.00%, 8/01/35	2,525,000	2,655,240
Green Dot Public School Project, Series A, 5.00%, 8/01/45	3,500,000	3,624,565
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,287,744
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,770,241
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,592,250
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	263,098
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	647,220
University of San Francisco, 6.125%, 10/01/36.	2,000,000	2,395,620
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,379,380
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	15,371,590
Various Purpose, FGIC Insured, 6.00%, 8/01/19.	30,000	30,279
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,715,050

franklintempleton.com

Semiannual Report 21

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	$4,500,000	$5,064,660
El Camino Hospital, Refunding, Series A, 5.00%, 2/01/40	7,000,000	7,787,570
LucileSalterPackardChildren’sHospitalatStanford,SeriesA,5.00%,8/15/43	7,160,000	7,999,009
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,632,520
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	459,720
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,422,456
California State Municipal Finance Authority COP,
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	1,895,000	1,997,482
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	14,070,000	14,576,942
Community Hospitals of Central California Obligated Group, 5.25%, 2/01/24	5,000,000	5,530,900
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	7,000,000	7,747,250
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	10,600,000	11,634,984
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,118,780
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,347,660
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,914,015
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33	1,000,000	1,047,240
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,265,040
California State Municipal Finance Authority Revenue,
Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,032,200
Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,098,400
Biola University, Refunding, Series A, 5.625%, 10/01/23	6,000,000	6,648,600
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,169,900
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,476,160
Community Medical Centers, Series A, 5.00%, 2/01/40	5,000,000	5,436,100
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	6,423,650
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,380,407
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,200,468
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	10,938,780
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,591,470
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,180,036
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,111,866
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33.	3,115,000	3,361,241
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43.	7,000,000	7,547,960
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,474,800
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	656,940
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,491,345
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,603,867
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,102,526
California State Statewide CDA Senior Living Health Facility Revenue, Series A, 5.00%, 8/01/44	2,450,000	2,764,874
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	17,172,023
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	810,360
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,070,853
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39.	5,000,000	5,631,450
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,524,109
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,444,138

22 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
California Baptist University, Refunding, 7.50%, 11/01/41	$2,750,000	$3,189,340
California Baptist University, Refunding, Series A, 5.40%, 11/01/27.	7,440,000	7,852,325
California Baptist University, Refunding, Series A, 5.50%, 11/01/38.	4,500,000	4,546,980
California Baptist University, Series A, 5.125%, 11/01/23	715,000	753,331
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,703,299
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,312,124
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,458,350
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32.	10,000,000	10,857,100
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,615,360
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,660,633
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,921,330
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,979,283
Insured, Enloe Medical Center, Refunding, 5.00%, 8/15/38	6,000,000	6,832,440
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	37,689,292
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,067,140
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	17,300,000	17,914,323
Loma Linda University Medical Center, Refunding, Series A, 5.50%, 12/01/54	20,000,000	21,222,800
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,516,478
Monterey Institute International, 5.50%, 7/01/31	8,270,000	9,250,078
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,745,000	2,848,843
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,312,454
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,132,791
Centinela Valley UHSD,
GO, County of Los Angeles, Capital Appreciation, Election of 2010, Series B, AGMC Insured, zero
cpn.,8/01/45	42,000,000	7,977,900
GO, County of Los Angeles, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,724,912
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/39	6,450,000	1,434,158
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/40	6,730,000	1,390,889
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,567,850
Chino CFD Special Tax, No. 2003-3, Improvement Area No. 6, 5.00%, 9/01/45.	1,665,000	1,739,342
City of Fullerton Special Assessment,
Community Facilities District No. 2, Amerige Heights, 4.00%, 9/01/24	110,000	115,297
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,133,469
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,558,511
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,299,800
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,019,600
Coachella Valley USD,
GO, Capital Appreciation, Election of 2005, Series D, zero cpn., 8/01/42	8,500,000	2,615,450
GO, Capital Appreciation, Election of 2005, Series D, zero cpn., 8/01/43	3,000,000	880,800
Coalinga PFAR,
Water and Wastewater Refinancing Projects, Refunding, 5.00%, 4/01/35	1,000,000	1,054,220
Water and Wastewater Refinancing Projects, Refunding, 5.00%, 4/01/48	6,350,000	6,547,421
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27.	3,085,000	3,707,244
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,824,720

franklintempleton.com

Semiannual Report 23

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$2,255,000	$2,306,572
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,534,252
Compton USD,
GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	3,270,000	3,333,536
GO, Election of 2002, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/31	1,730,000	1,770,050
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,831,424
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	769,969
[b]Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33.	4,690,000	4,084,146
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,533,680
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,027,833
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,217,225
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,735,894
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,885,000	5,198,910
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,065,970
5.00%, 9/01/45	2,500,000	2,654,675
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35.	2,000,000	2,159,180
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,433,568
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	30,795,000	17,088,453
El Dorado County Special Tax,
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,006,400
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,084,317
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,725,383
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,393,392
Etiwanda School District Community Facilities District No. 9 Special Tax, Refunding, 5.00%, 9/01/35	4,260,000	4,778,612
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,304,352
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	6,311,984
[d]Fillmore Special Tax,
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/40	1,500,000	1,590,030
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/45	2,630,000	2,772,809
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	21,129,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	8,564,250
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	46,900,800
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,098,156
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,540,008
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	22,439,060
Asset-Backed, Series A, 5.00%, 6/01/45	36,975,000	41,454,151
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,904,500
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44.	5,000,000	5,270,950

24 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	$3,635,000	$1,809,757
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	1,753,762
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	1,747,539
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/44	30,000,000	4,313,400
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49	10,000,000	2,142,200
Hemet USD Financing Authority Special Tax Revenue, 5.00%, 9/01/39	1,100,000	1,166,770
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC
Insured, 6.75%, 8/01/40	3,500,000	4,296,320
[b]Imperial County Special Tax,
CFD No. 98-1, 6.45%, 9/01/17	520,000	521,425
CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,717,095
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,676,004
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,153,820
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,194,053
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,187,216
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,436,150
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,286,365
Indio CFD Special Tax Revenue, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%,
9/01/35.	1,250,000	1,337,475
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,421,075
Refunding, Series A, 5.00%, 9/01/44	9,000,000	9,777,690
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,080,010
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,610,820
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,926,000
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,989,046
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,429,302
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,360,400
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,220,720
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,501,643
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,928,863
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,344,685
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,352,104
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,256,080
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	818,406
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, School
Districts, Refunding, 5.40%, 2/01/29	475,000	475,556
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, 6.875%, 8/01/34	2,000,000	2,290,620
Combined Redevelopment Project Areas, 6.875%, 8/01/39	830,000	950,607
Combined Redevelopment Project Areas, Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,414,132
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	6,235,932

franklintempleton.com

Semiannual Report 25

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	$1,025,000	$1,180,236
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,085,000	1,239,124
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,100,000	1,250,733
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,750,000	3,985,162
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,465,000	1,562,716
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	1,085,000	1,155,178
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34.	1,000,000	1,042,830
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn.to8/01/28,6.10%thereafter,8/01/45.	6,500,000	4,594,135
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,419,230
Long Beach Marina Revenue,
Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,434,810
Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,798,935
Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,699,150
Los Alamitos USD,
COP, CapitalAppreciation,CapitalProjects,zerocpn.to7/31/24,5.95%thereafter,8/01/34	1,500,000	1,154,685
COP, CapitalAppreciation,CapitalProjects,zerocpn.to7/31/24,5.95%thereafter,8/01/42	4,500,000	3,351,510
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Series C, 5.00%, 6/01/30	2,200,000	2,448,270
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Subordinate,
Refunding, Series C, 5.00%, 5/15/34	2,135,000	2,497,480
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter,8/01/36	5,150,000	4,993,285
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter,8/01/40	7,500,000	5,911,800
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	2,079,120
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded,
6.50%, 9/01/39	6,250,000	7,497,375
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41 .	10,000,000	2,282,000
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,627,723
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	43,920,248
Murrieta CFD No. 2000-2 Special Tax,
The Oaks, Improvement Area A, 5.90%, 9/01/27	1,960,000	1,963,430
The Oaks, Improvement Area A, 6.00%, 9/01/34	3,490,000	3,495,235
The Oaks, Improvement Area B, 6.00%, 9/01/27	1,275,000	1,276,454
The Oaks, Improvement Area B, 6.00%, 9/01/34	3,415,000	3,418,210
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	672,044
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,308,340
OakParkUSD,GO,CapitalAppreciation,SeriesA,zerocpn.to8/01/21,7.10%thereafter,8/01/38	6,600,000	6,611,154
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,370,521
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	5,965,700
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,076,112
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,663,425
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,747,059

26 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Orange County CFD,
No. 2015-1, Esencia Village, Series A, 5.00%, 8/15/34	$1,530,000	$1,658,321
No. 2015-1, Esencia Village, Series A, 5.25%, 8/15/45	5,000,000	5,468,650
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,572,670
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	16,171,820
6.125%, 9/15/40	1,500,000	1,744,380
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	2,870,000	3,290,541
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,777,100
6.75%, 11/01/39	15,550,000	17,222,713
Paramount USD, GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured,
zerocpn.,8/01/51	25,000,000	2,581,250
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45.	15,000,000	3,556,800
Perris CFD No. 2001-1 Special Tax,
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	871,816
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	1,082,579
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,715,325
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,250,000	4,188,757
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,105,200
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	4,089,356
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,443,390
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,675,000	6,680,540
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,613,250
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	1,930,350
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,943,750
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,177,950
Rancho Cordova CFD No. 2003-1 Special Tax,
Sunridge Anatolia, 5.25%, 9/01/25	2,235,000	2,238,844
Sunridge Anatolia, 5.375%, 9/01/30	1,650,000	1,653,003
Sunridge Anatolia, 5.375%, 9/01/37	7,130,000	7,325,077
Sunridge Anatolia, 5.50%, 9/01/37	2,635,000	2,640,323
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,275,060
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,324,088
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter,8/01/31	2,750,000	2,504,535
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,107,940
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	4,822,620
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,575,382
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.
to8/01/24,6.85%thereafter,8/01/42	13,000,000	11,484,590
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	2,335,479
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	2,348,413
Riverside County CFD Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30.	1,500,000	1,560,225

franklintempleton.com

Semiannual Report 27

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	$1,425,000	$1,745,240
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,094,401
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,362,880
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,139,533
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,442,460
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A, 4.00%,
10/01/37	6,000,000	6,080,040
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	1,700,925
senior lien, Series A, 5.75%, 6/01/44.	5,000,000	5,596,100
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	4,720,754
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29 .	2,630,000	3,019,924
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,572,480
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,120,542
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,250,020
Roseville Special Tax,
CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/19	980,000	992,681
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/21	980,000	991,182
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,987,626
CFD No. 1, Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,932,008
CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	506,325
CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,086,734
CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	1,836,292
CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,593,752
CFD No. 1, Stone Point, 6.375%, 9/01/24	1,440,000	1,443,902
CFD No. 1, Stone Point, 6.375%, 9/01/28	2,060,000	2,064,408
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,208,648
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,074,970
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,344,750
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,284,700
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	5,283,900
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	3,290,575
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,208,460
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39.	7,000,000	7,539,350
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	3,547,455
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,127,421
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,258,313
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,067,500
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,025,679
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45.	1,000,000	1,062,550
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,568,300
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	6,052,000

28 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
[d]San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	$2,000,000	$2,144,940
CFD No. 2006-1, 5.00%, 9/01/46	3,000,000	3,204,960
San Diego RDA Tax Allocation,
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/16	1,500,000	1,464,645
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/19	1,800,000	1,460,574
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/20	1,800,000	1,370,232
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/21	1,800,000	1,287,846
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/22	1,900,000	1,273,494
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/23	1,900,000	1,196,259
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/24	1,900,000	1,123,869
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/25	1,900,000	1,050,795
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/26	1,900,000	986,594
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/27	1,900,000	926,174
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/28	1,900,000	869,592
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,476,981
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40.	3,000,000	3,331,320
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter,
7/01/33	10,000,000	9,814,200
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47	26,025,000	16,296,855
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E,zerocpn.to7/01/32,5.25%thereafter,7/01/42	6,940,000	3,655,229
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	7,091,280
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax,
Mission Bay South Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn.,
8/01/43.	10,000,000	2,114,900
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation, Mission Bay
South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,713,750
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,193,320
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,193,050
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,551,749
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,787,985
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San
Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,965,675
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,374,900
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%,
8/01/37.	1,000,000	1,007,750
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B,
AGMC Insured, zero cpn., 8/01/30	3,900,000	1,889,394
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	14,185,554
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	13,136,666
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	24,670,520
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	38,062,150
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	81,087,000

franklintempleton.com

Semiannual Report 29

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	$13,245,000	$13,609,767
Merged Area Redevelopment Project, Series B, XLCA Insured, 4.25%, 8/01/36	5,000,000	5,044,500
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,658,175
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,743,075
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,548,250
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,630,792
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero
cpn.to8/01/23,7.00%thereafter,8/01/36.	8,000,000	7,823,440
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,020,258
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,298,650
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	10,967,700
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	7,969,323
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, 7.00%, 8/01/31	1,800,000	2,100,546
Santee Community Redevelopment Project, Series A, 7.00%, 8/01/41	2,820,000	3,290,855
Saugus Castaic School Facilities Financing Authority Special Tax,
Community Facilities District No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,470,613
Community Facilities District No. 2006-1C, 6.00%, 9/01/43	3,470,000	3,870,334
Saugus USD Special Tax,
CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,061,960
CFD No. 2006-1, Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,062,540
CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	1,941,680
Senior CFD No. 2006-1, 4.25%, 9/01/39	1,150,000	1,134,694
Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,447,000
Selma PFA Lease Revenue, Bank Qualified, Refunding, 7.00%, 2/01/40	3,265,000	3,268,232
Sierra View Local Health Care District Revenue, Pre-Refunded, 5.25%, 7/01/32	3,000,000	3,211,320
Silicon Valley Clean Water Waste Water Revenue,
5.00%, 8/01/40	2,500,000	2,907,450
5.00%, 8/01/45	1,500,000	1,733,595
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,600,000	1,608,944
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn.,
8/01/49.	15,015,000	2,953,000
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,474,783
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
Project, 6.125%, 7/01/18	50,000	50,220
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	8,803,800
[b,e,f]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	17,500
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,289,399
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,812,703
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,732,430
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn.,
8/01/49.	17,505,000	3,210,767
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,673,489
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38.	1,860,000	1,911,615

30 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	$5,000,000	$4,634,350
Asset-Backed, Series A-1, 5.50%, 6/01/45.	800,000	726,592
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,253,013
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital
Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	935,500
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,494,910
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	3,000,000	3,002,850
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	2,977,350
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	5,050,505
CFD No. 04-1, 5.80%, 9/01/35	4,530,000	4,531,903
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,883,309
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	12,221,000
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,638,975
[d]Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,116,430
Tustin CFD No. 07-1 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,211,552
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	811,245
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,079,150
Tustin USD Special Tax,
CFD No. 06-1, 5.75%, 9/01/30	1,000,000	1,114,160
CFD No. 06-1, 6.00%, 9/01/40	3,000,000	3,360,450
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,568,249
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36	1,000,000	1,144,360
Union Elementary School District GO, Santa Clara County, Election of 2014, Series A, 5.00%, 9/01/49	2,375,000	2,683,251
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,759,700
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29.	3,200,000	3,507,264
Refunding, 5.00%, 9/01/37.	2,000,000	2,159,580
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,605,000	3,608,028
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,290,125
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,104,963
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero
cpn.,6/01/49.	11,940,000	2,860,346
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38.	2,890,000	3,072,099
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,242,960
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	6,265,850
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,202,040
6.00%, 3/01/41	1,500,000	1,767,795
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,363,112
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,089,340
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,985,976
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28	2,110,000	2,164,269
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38	5,485,000	5,651,579
		1,892,547,251

franklintempleton.com

Semiannual Report 31

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 3.9%
Guam 1.1%
Government of Guam GO,
Series A, Pre-Refunded, 5.00%, 11/15/23	$6,745,000	$7,256,541
Series A, Pre-Refunded, 5.25%, 11/15/37	6,500,000	7,024,225
Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	6,132,850
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,426,920
		24,840,536
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28.	1,325,000	1,341,390
Puerto Rico 2.7%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	6,375,000
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,525,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,915,000
Series A, 7.00%, 7/01/33	25,000,000	16,312,500
Series A, 6.75%, 7/01/36	11,735,000	7,657,088
Series A, 7.00%, 7/01/43	5,000,000	3,262,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,240,180
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	20,000,000	10,900,000
		60,187,268
Total U.S. Territories		86,369,194
Total Municipal Bonds (Cost $1,811,345,848)		1,978,916,445

Total Investments before Short Term Investments (Cost $1,815,950,908)		1,983,524,496

Short Term Investments 3.2%
Municipal Bonds 3.2%
California 3.2%
[g]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	11,900,000	11,900,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	28,600,000	28,600,000
[g]Los Angeles Department of Water and Power Revenue, Water System, Series B, Sub Series B-2, Daily
VRDN and Put, 0.01%, 7/01/35	29,200,000	29,200,000
Total Short Term Investments (Cost $69,700,000)		69,700,000
Total Investments (Cost $1,885,650,908) 93.8%.		2,053,224,496
Other Assets, less Liabilities 6.2%		134,944,453
Net Assets 100.0%		$2,188,168,949

32 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

See Abbreviations on page 48.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2015, the aggregate value of these securities was $14,948,217, representing 0.68% of net assets.
cIncome may be received in additional securities and/or cash.
dSecurity purchased on a when-issued basis. See Note 1b.
eSee Note 6 regarding defaulted securities.
fAt November 30, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights
Franklin Tennessee Municipal Bond Fund
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.38	$11.47	$11.88	$11.94	$11.19	$11.35
Income from investment operations[a]:
Net investment income[b]	0.20	0.41	0.43	0.41	0.44	0.44
Net realized and unrealized gains (losses)	(0.08)	(0.08)	(0.42)	(0.06)	0.75	(0.16)
Total from investment operations	0.12	0.33	0.01	0.35	1.19	0.28
Less distributions from net investment income.	(0.20)	(0.42)	(0.42)	(0.41)	(0.44)	(0.44)
Net asset value, end of period	$11.30	$11.38	$11.47	$11.88	$11.94	$11.19

Total return[c]	1.06%	2.86%	0.20%	2.93%	10.84%	2.59%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.71%	0.72%	0.72%	0.70%	0.71%	0.71%
Expenses net of waiver and payments by
affiliates	0.71%	0.71%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.60%	3.60%	3.82%	3.40%	3.82%	3.96%

Supplemental data
Net assets, end of period (000’s)	$291,025	$293,580	$273,142	$344,157	$312,688	$270,041
Portfolio turnover rate	2.08%	11.64%	7.86%	7.89%	5.71%	14.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 98.3%
Tennessee 93.3%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,117,380
Blount County PBA Revenue,
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28	425,000	464,024
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32	1,590,000	1,751,274
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/28	675,000	742,581
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/32	975,000	1,072,617
Chattanooga Electric System Revenue,
The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	2,750,000	3,196,462
The Electric Power Board of Chattanooga, Series A, Pre-Refunded, 5.00%, 9/01/33	7,500,000	8,190,375
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	561,800
Student Housing, CDFI Phase I, LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35	1,000,000	1,105,380
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	883,283
Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22	2,475,000	2,788,137
Clarksville Electric System Revenue,
Refunding, 5.00%, 9/01/31	1,000,000	1,184,020
Series A, 5.00%, 9/01/34	2,000,000	2,287,780
Series A, 5.00%, 9/01/35	3,185,000	3,637,047
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,496,329
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	4,000,000	4,294,760
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,371,610
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,393,690
Gallatin Water and Sewer Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 1/01/33	2,215,000	2,406,310
Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,768,140
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,021,490
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL
Insured, 5.00%, 4/01/31	1,000,000	1,047,580
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	4,960,384
Utilities, Improvement, NATL Insured, 5.00%, 9/01/35	3,700,000	3,914,156
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42.	1,250,000	1,344,600
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,339,264
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	7,000,000	7,764,470
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	948,456
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,090,280
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	215,000	215,538
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,154,167
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,024,171
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,165,090
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,871,087
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,045,300
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,595,998

franklintempleton.com

Semiannual Report 35

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Capital
Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/36	$2,000,000	$739,800
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.25%, 4/01/27	2,500,000	2,612,600
University Health System Inc., Refunding, 5.25%, 4/01/36	5,000,000	5,153,750
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,678,815
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,727,618
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,152,320
Knoxville Wastewater System Revenue, Improvement, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,104,950
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,440,000	2,735,338
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,026,090
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,429,883
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38.	2,665,000	3,025,441
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,951,275
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,894,582
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,179,080
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,230,130
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,606,307
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,896,250
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,438,600
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,431,350
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,742,036
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,702,550
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,886,645
Series A, 5.00%, 5/15/39	4,000,000	4,638,480
Series A, Pre-Refunded, 5.00%, 5/15/33	3,000,000	3,305,070
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,760,650
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,153,700
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,011,060
Vanderbilt University, Series A, 5.50%, 10/01/29	3,500,000	4,055,625
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,364,200
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,313,480
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,407,450
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded, 5.00%,
2/01/36	3,060,000	3,083,929
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group,
Series C, 5.00%, 11/15/40.	10,000,000	11,013,800
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,383,734
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	858,045
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,733,050

36 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Shelby County Health Educational and Housing Facility Board Revenue, (continued)
Educational Facilities, Rhodes College, 5.00%, 8/01/45	$1,700,000	$1,934,328
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,406,400
St. Jude Children’s Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,094,100
South Blount County Utility District Waterworks Revenue,
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	1,000,000	1,124,450
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	3,310,000	3,727,788
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,605,000	2,611,304
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	1,035,000	1,072,788
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,795,000	1,795,915
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,647,500
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,791,300
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/34	3,555,000	3,625,247
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,397,080
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,448,040
West Wilson Utility District of Wilson County Water Revenue,
5.00%, 6/01/33	3,000,000	3,402,570
Refunding & Improvement, 5.00%, 6/01/40	1,545,000	1,771,157
		271,492,680
U.S. Territories 5.0%
Guam 1.8%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,480,000	1,480,000
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,593,831
		5,073,831
Puerto Rico 3.2%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,262,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41.	2,000,000	1,135,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.50%, 8/01/44	7,500,000	3,337,500
first subordinate, Series C, 5.50%, 8/01/40	4,000,000	1,680,000
		9,415,000
Total U.S. Territories		14,488,831
Total Municipal Bonds (Cost $275,706,107) 98.3%		285,981,511
Other Assets, less Liabilities 1.7%.		5,042,990
Net Assets 100.0%		$291,024,501

See Abbreviations on page 48.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 37

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Statements

Statements of Assets and Liabilities
November 30, 2015 (unaudited)

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Assets:
Investments in securities:
Cost	$1,885,650,908	$275,706,107
Value.	$2,053,224,496	$285,981,511
Cash	122,206,978	1,862,354
Receivables:
Investment securities sold	3,423,779	—
Capital shares sold	3,721,041	147,948
Interest	25,464,239	3,733,932
Other assets	661,506	40
Total assets	2,208,702,039	291,725,785
Liabilities:
Payables:
Investment securities purchased	10,762,071	—
Capital shares redeemed	6,962,471	428,314
Management fees	820,208	127,516
Distribution fees	284,724	23,780
Transfer agent fees	129,012	23,011
Distributions to shareholders	1,523,527	77,295
Accrued expenses and other liabilities.	51,077	21,368
Total liabilities	20,533,090	701,284
Net assets, at value	$2,188,168,949	$291,024,501
Net assets consist of:
Paid-incapital	$2,114,144,854	$287,742,673
Undistributed net investment income	5,788,942	472,545
Net unrealized appreciation (depreciation)	167,573,588	10,275,404
Accumulated net realized gain (loss)	(99,338,435)	(7,466,121)
Net assets, at value	$2,188,168,949	$291,024,501
Class A:
Netassets,atvalue	$1,332,145,253	$291,024,501
Shares outstanding.	124,126,494	25,744,387
Net asset value per share[a]	$10.73	$11.30
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.21	$11.80
Class C:
Netassets,atvalue	$334,692,301
Shares outstanding.	30,978,702
Net asset value and maximum offering price per share[a]	$10.80
Advisor Class :
Netassets,atvalue	$521,331,395
Shares outstanding.	48,484,103
Net asset value and maximum offering price per share	$10.75

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

38 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN MUNICIPAL SECURITIES TRUST
	FINANCIAL STATEMENTS

Statements of Operations
for the six months ended November 30, 2015 (unaudited)

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund
Investment income:
Interest	$49,393,868	$6,277,940
Expenses:
Management fees (Note 3a)	4,915,498	779,755
Distribution fees: (Note 3c)
Class A	654,606	145,578
Class C	1,060,788	—
Transfer agent fees: (Note 3e)
Class A	239,474	61,819
Class C	59,691	—
AdvisorClass	90,683	—
Custodian fees	8,896	1,272
Reports to shareholders	28,561	5,934
Registration and filing fees	31,004	5,603
Professional fees	37,512	21,119
Trustees’ fees and expenses	28,627	4,141
Other	70,127	14,702
Total expenses	7,225,467	1,039,923
Net investment income	42,168,401	5,238,017
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(1,225,938)	(1,241,115)
Net change in unrealized appreciation (depreciation) on investments.	17,888,223	(935,728)
Net realized and unrealized gain (loss)	16,662,285	(2,176,843)
Net increase (decrease) in net assets resulting from operations	$58,830,686	$3,061,174

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 39

FRANKLIN MUNICIPAL SECURITIES TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund
	Six Months Ended		Six Months Ended
	November 30, 2015	Year Ended	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$42,168,401	$80,336,132	$5,238,017	$10,135,430
Net realized gain (loss)	(1,225,938)	5,162,029	(1,241,115)	(324,127)
Net change in unrealized appreciation
(depreciation)	17,888,223	35,837,571	(935,728)	(1,922,664)
Net increase (decrease) in net assets
resulting from operations	58,830,686	121,335,732	3,061,174	7,888,639
Distributions to shareholders from:
Net investment income:
Class A	(26,350,510)	(53,034,252)	(5,118,390)	(10,170,322)
Class C	(5,656,352)	(11,238,791)	—	—
Advisor Class	(10,179,270)	(17,287,886)	—	—
Total distributions to shareholders	(42,186,132)	(81,560,929)	(5,118,390)	(10,170,322)
Capital share transactions: (Note 2)
Class A	27,852,280	64,853,862	(498,426)	22,719,591
Class C	5,722,855	41,310,047	—	—
Advisor Class	42,909,437	151,663,957	—	—
Total capital share transactions	76,484,572	257,827,866	(498,426)	22,719,591
Net increase (decrease) in net assets	93,129,126	297,602,669	(2,555,642)	20,437,908
Net assets:
Beginning of period	2,095,039,823	1,797,437,154	293,580,143	273,142,235
End of period	$2,188,168,949	$2,095,039,823	$291,024,501	$293,580,143
Undistributed net investment income included in net
assets:
End of period	$5,788,942	$5,806,673	$472,545	$352,918

40 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A
Franklin Tennessee Municipal Bond Fund
Class A, Class C & Advisor Class
Franklin California High Yield Municipal Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trustee’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

franklintempleton.com

Semiannual Report 41

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

42 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin Tennessee
	High Yield Municipal Fund		Municipal Bond Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2015
Shares sold	15,459,282	$164,227,629	1,411,000	$15,920,435
Shares issued in reinvestment of distributions	2,022,466	21,522,885	398,820	4,502,690
Shares redeemed	(14,860,684)	(157,898,234)	(1,853,842)	(20,921,551)
Net increase (decrease)	2,621,064	$27,852,280	(44,022)	$(498,426)
Year ended May 31, 2015
Shares sold	28,917,496	$307,735,923	4,401,520	$50,647,129
Shares issued in reinvestment of distributions	4,002,390	42,528,258	759,985	8,741,901
Shares redeemed	(26,903,050)	(285,410,319)	(3,190,560)	(36,669,439)
Net increase (decrease)	6,016,836	$64,853,862	1,970,945	$22,719,591
Class C Shares:
Six Months ended November 30, 2015
Shares sold	2,497,082	$26,714,771
Shares issued in reinvestment of distributions	403,440	4,321,511
Shares redeemed	(2,369,047)	(25,313,427)
Net increase (decrease)	531,475	$5,722,855
Year ended May 31, 2015
Shares sold	6,546,407	$69,976,837
Shares issued in reinvestment of distributions	800,399	8,562,458
Shares redeemed	(3,480,379)	(37,229,248)
Net increase (decrease)	3,866,427	$41,310,047
Advisor Class Shares:
Six Months ended November 30, 2015
Shares sold	7,844,797	$83,538,188
Shares issued in reinvestment of distributions	608,098	6,484,390
Shares redeemed	(4,425,536)	(47,113,141)
Net increase (decrease)	4,027,359	$42,909,437
Year ended May 31, 2015
Shares sold	19,382,205	$205,805,608
Shares issued in reinvestment of distributions	990,180	10,559,655
Shares redeemed	(6,102,813)	(64,701,306)
Net increase (decrease)	14,269,572	$151,663,957

franklintempleton.com

Semiannual Report 43

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

44 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Reimbursement Plans:
Class A	0.15%	0.15%
Compensation Plans:
Class C	0.65%	—

Distributors has agreed to limit the current rate to 0.10% per year for each of the Funds for Class A.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$146,594	$34,107
CDSC retained	$44,437	$—

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Transfer agent fees	$115,837	$15,691

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

franklintempleton.com

Semiannual Report 45

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At May 31, 2015, the capital loss carryforwards were as follows:

		Franklin	Franklin
		California	Tennessee
		High Yield	Municipal
		Municipal Fund	Bond Fund
Capital loss carryforwards subject to expiration:
2016	.	$1,572,273	$—
2017	.	5,767,799	810,129
2018	.	32,781,484	—
2019	.	21,604,912	—
Captial loss carryforwards not subject to expiration:
Short Term		22,084,247	3,538,963
Long Term.		13,876,616	1,875,913
Total capital loss carry forwards		$97,687,331	$6,225,005

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Cost of investments	$1,884,044,595	$275,537,684

Unrealized appreciation.	$216,433,389	$18,873,925
Unrealized depreciation.	(47,253,488)	(8,430,098)
Net unrealized appreciation (depreciation)	$169,179,901	$10,443,827

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2015, were as follows:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Purchases	$193,447,312	$11,610,197
Sales	$141,872,251	$5,951,917

6. Credit Risk and Defaulted Securities

At November 30, 2015, Franklin California High Yield Municipal Fund had 29.94% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

46 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November 30, 2015, the value of this security represents less than 0.05% of the Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

7. Concentration of Risk

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2015, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

franklintempleton.com

Semiannual Report 47

FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

A summary of inputs used as of November 30, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,996,728	—	3,996,728
Municipal Bonds	—	1,977,963,445	953,000	1,978,916,445
Short Term Investments	—	69,700,000	—	69,700,000
Total Investments in Securities	$—	$2,051,660,173	$1,564,323	$2,053,224,496

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$285,981,511	$—	$285,981,511

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	GNMA	Government National Mortgage Association
ABAG	The Association of Bay Area Governments	GO	General Obligation
AD	Assessment District	HDA	Housing Development Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	PIK	Payment-In-Kind
CSD	Central School District	PUD	Public Utility District
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	UHSD	Unified/Union High School District
FHA	Federal Housing Authority/Agency	USD	Unified/Union School District
FICO	Financing Corp.	XLCA	XL Capital Assurance

48 Semiannual Report

franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com

Semiannual Report 49

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 26, 2016